SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in United States dollars
b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of NICE Ltd. and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE Ltd. and certain subsidiaries.

NICE Ltd. and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be a non-dollar currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:
Intercompany transactions and balances have been eliminated upon consolidation.
Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.
Marketable securities
e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in accumulated other comprehensive income (loss).

Property and equipment, net
f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	7 - 20
Internal use software	33

Leasehold improvements are amortized by the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Internal use software costs
g.	Internal use software costs:

The Company capitalizes development costs incurred during the application development stage which are related to internal use technology that supports its cloud services. Under ASC350-40, Internal-Use Software is included in property and equipment, net in the consolidated balance sheets. Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose. Costs incurred in the process of software production are charged to expenses as incurred.

Other intangible assets, net
h.	Other intangible assets, net:

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual rates ranges:

%

Core technology	12.5 - 50
Customer relationships	14.7 - 33.3
Trademarks	12.5 - 50
Customer backlog	50 - 100

Impairment of long-lived assets
i.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment indicators include any significant changes in the manner of the Company's use of the assets and significant negative industry or economic trends.

Upon determination that the carrying value of a long-lived asset may not be recoverable based upon a comparison of aggregate undiscounted projected future cash flows to the carrying amount of the asset, an impairment charge is recorded for the excess of the carrying amount over fair value. In 2017, 2016 and 2015, no impairment charge was recognized.

Goodwill
j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other," ("ASC 350") goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

During the fourth quarter of each of the years presented, the Company performed a qualitative assessment for its reporting units and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required. Accordingly, during the years 2017, 2016 and 2015, no impairment charge was recognized.

Exchangeable senior notes
k.	Exchangeable senior notes:

The Company applies ASC 815 “Derivative and Hedging” (“ASC 815”) and ASC 470 “Debt (“ASC 470”). Under these standards, the Company separately accounts for the liability and equity components of convertible debt instruments that may be settled in cash in a manner that reflects the Company’s nonconvertible debt borrowing rate. The liability component at issuance is recognized at fair value, based on the fair value of a similar instrument that does not have a conversion feature. The equity component is based on the excess of the principal amount of the debentures over the fair value of the liability component, after adjusting for an allocation of debt issuance costs, and is recorded as capital in excess of par. Debt discounts are amortized as additional non-cash interest expense over the expected life of the debt.

Revenue recognition
l.	Revenue recognition:

The Company generates revenues from sales of software products, services and cloud, which include software license, SaaS and network connectivity, hosting, support and maintenance, implementation, configuration, project management, consulting, training, as well as hardware sales. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

The basis for the Company's software revenue recognition is substantially governed by the accounting guidance contained in ASC 985-605, "Software-Revenue Recognition". Revenues from sales of software products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable. Revenues from maintenance and professional services are recognized ratably over the contractual period and as services are performed, respectively. In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or as the acceptance provision has lapsed.

For multiple element arrangements within the scope of software revenue recognition guidance, revenues are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, the Company defers revenue for the fair value of its undelivered elements and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement when the basic criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered elements.

For arrangements that contain both software and non-software components that function together to deliver the products' essential functionality, the Company allocates revenue to each element based on its relative selling price. In such circumstances, the accounting principles establish a hierarchy to determine the selling price to be used for allocating revenue to deliverables. The selling price for a deliverable is based on its VSOE, if available, third party evidence ("TPE"), if VSOE is not available, or best estimated selling price ("BESP"), if neither VSOE nor TPE are available.

The Company establishes VSOE of fair value using the price charged for a deliverable when sold separately. When VSOE cannot be established, the Company attempts to establish fair value of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy differs from that of its peers and the Company's offerings contain a significant level of differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products' selling prices are on a standalone basis. Therefore, the Company is typically not able to determine TPE. The BESP price is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of the BESP is subject to discretion.

The Company's policy for establishing VSOE of fair value of maintenance services is based on the price charged when the maintenance is renewed separately. Establishment of VSOE of fair value of professional services is based on the price charged when these services are sold separately.

Revenues from fixed price contracts that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts", using the percentage-of-completion method of accounting based on the ratio of costs related to contract performance incurred to date to the total estimated amount of such costs. The amount of revenue recognized is based on the total fees under the arrangement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contact.

The Company's SaaS offerings provide customers access to certain of its software within a cloud-based IT environment on a subscription basis, and may also include network connectivity services over Company's network or through third party network connectivity providers on a usage basis. Because such offerings do not grant customers the right to take possession of the software, the Company considers these arrangements to be service contracts which are not within the scope of ASC 985-605. In addition, the Company also derives revenue from professional services included in implementing or improving a customer's cloud software solutions experience.

Revenues for SaaS offerings are recognized ratably over the contract term or based on actual usage, commencing with the date the service is made available to customers and all other revenue recognition criteria have been satisfied. Revenue from the network connectivity usage is derived based on customer specific rate plans and call usage and is recognized in the period the call is initiated. Upfront fees related to professional services that are not considered to have standalone value are deferred and recognized over the estimated life of the customer.

To assess the probability of collection for revenue recognition, the Company has a credit policy that determines the credit limit that reflects an amount that is deemed probably collectible for each customer. These credit limits are reviewed and revised periodically on the basis of new customer financial statements information, credit insurance data and payment performance.

The Company maintains a provision for product returns and other contractual rights which are estimated based on the Company's past experience and are deducted from revenues.

Deferred revenues and advances from customers include payments received from customers, for which revenue has not yet been recognized.

Research and development costs
m.	Research and development costs:
Research and development costs (net of grants and capitalized expenses) incurred in the process of software production are charged to expenses as incurred.
Income taxes
n.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized. Deferred tax assets and deferred tax liabilities are presented under long-term assets and long-term liabilities, respectively.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income.

Non-royalty grants
o.	Non-royalty grants:

Non-royalty bearing grants from the Government of Israel and the European Union for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development expenses.

Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.

The Company's cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are derived from sales to customers located primarily in North America, and in EMEA and APAC. The Company performs ongoing credit evaluations of its customers and insures certain of its receivables with a credit insurance company. A general allowance for doubtful accounts is provided, based on the length of time the receivables are past due.

The Company's marketable securities include investment in corporate debentures and U.S. Treasuries. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company entered into foreign currency forward and option contracts intended to protect cash flows resulting from payroll and facilities related expenses against the volatility in value of forecasted non-dollar currency. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See Note 10.

Severance pay
q.	Severance pay:

Israeli Severance Pay Law-1963 generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain circumstances. The Company makes ongoing deposits into Israeli employees’ pension plans to fund their severance liabilities. According to Section 14 of the Severance Pay Law, the Company deposits for employees employed by the Company since May 1, 2009 are made in lieu of the Company’s severance liability; therefore no obligation is provided for in the financial statements. Severance pay liabilities for employees employed by the Company prior to May 1, 2009, as well as employees with special contractual arrangements, are provided for in the financial statements based upon the latest monthly salary multiplied by the number of years of employment.

Severance pay expense for 2017, 2016 and 2015 amounted to $9,862, $9,970 and $8,936, respectively.

The Company also has other liabilities for severance pay in other jurisdictions.

The Company provides 401(K) defined contribution plan for the benefit of certain employees in the U.S. Under this plan, contributions are based on specified percentages of pay. In the years 2017, 2016 and 2015, the Company recorded an expense for matching contributions in the amount of $7,044, $3,930 and $4,310, respectively.

Basic and diluted net earnings per share
r.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

As the Company’s intention and ability is to settle the convertible debt in cash, the potential issuance of shares related to the convertible debt does not affect diluted shares.

As further described in Note 14, the Company entered into an exchangeable note hedge transaction and warrants transaction. The exchangeable note hedge transaction and the warrants transaction are anti-dilutive and as such are not included in the computation of diluted earnings per share. The number of shares related to outstanding exchangeable note hedge transaction and warrants transaction are 3,457,475 and 3,457,475, respectively.

The weighted average number of shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was 249,274, 398,544 and 561,621 for the years 2017, 2016 and 2015, respectively.

Accounting for stock-based compensation
s.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions: the expected volatility is based upon actual historical stock price movements; the expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding; the risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term; and the expected dividend rate (an annualized dividend yield) is based on the per share dividend declared by the Company's Board of Directors. For information on the Company's dividend payments, see Note 13d.

The Company measures the fair value of restricted stock based on the market value of the underlying shares at the date of grant.

Fair value of financial instruments
t.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"). Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. The Company measures its investments in money market funds classified as cash equivalents, marketable securities and its foreign currency derivative contracts at fair value.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

•
Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The Company's marketable securities and foreign currency derivative contracts are classified within Level 2 (see Notes 3 and 10).

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables and trade payables, approximate their fair value due to the immediate or short-term maturities of these financial instruments. The carrying amount of the long term loan approximates its fair value due to the fact the loan bears a variable interest rate.

Legal contingencies
u.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Advertising expenses
v.	Advertising expenses:
Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2017, 2016 and 2015 were $13,543, $9,693 and $7,986, respectively.
Treasury shares
w.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The Company reissues treasury shares under the stock purchase plan, upon exercise of options and upon vesting of RSUs. Reissuance of treasury shares is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to retained earnings.

Business Combination
x.	Business combination:

The Company applies the provisions of ASC 805, "Business Combination" and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to future expected cash flows from customer relationships, acquired technology and acquired trademarks from a market participant perspective, useful lives and discount rates. Management's estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Comprehensive income
y.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.

The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2017 and 2016:

	Year ended December 31, 2017
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(216)	$(101)	$(46,507)	$(46,824)

Other comprehensive income (loss) before reclassifications	(854)	6,821	13,529	19,496
Amounts reclassified from accumulated other comprehensive income	-	(5,586)	-	(5,586)

Net current-period other comprehensive income (loss)	(854)	1,235	13,529	13,910

Ending balance	$(1,070)	$1,134	$(32,978)	$(32,914)

	Year ended December 31, 2016
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(1,930)	$(569)	$(21,706)	$(24,205)

Other comprehensive income (loss) before reclassifications	5,102	600	(24,801)	(19,099)
Amounts reclassified from accumulated other comprehensive income	(3,388)	(132)	-	(3,520)

Net current-period other comprehensive income (loss)	1,714	468	(24,801)	(22,619)

Ending balance	$(216)	$(101)	$(46,507)	$(46,824)

Recently issued accounting standards
z.	Recently adopted accounting standards:

In March 2016, the FASB issued ASU 2016-09, "Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting" ("ASU 2016-09"), which simplified certain aspects of the accounting for share-based payment transactions, including income taxes, classification of awards and classification in the statement of cash flows. ASU 2016-09 became effective for the Company beginning the first quarter of 2017, at which time it changed its accounting policy to account for forfeitures as they occur. The change was applied on a modified retrospective basis with a cumulative effect adjustment to retained earnings of $6,208 as of January 1, 2017. In addition, historically, excess tax benefits or deficiencies from the Company’s equity awards were recorded as additional paid-in capital in its consolidated balance sheets and were classified as a financing activity in its consolidated statements of cash flows. As a result of the adoption, the Company will prospectively record any excess tax benefits or deficiencies from its equity awards as part of its provision for income taxes in its consolidated statements of operations in the reporting periods in which equity vesting occurs. Excess tax benefits for share-based payments are now presented as an operating activity in the statements of cash flows rather than financing activity. The Company elected to apply the cash flow classification requirements related to excess tax benefits retrospectively to all periods presented, which resulted in an increase to cash generated by operating activities and in a decrease to cash generated by financing activities in the consolidated statements of Cash Flows of $7,868 and $7,595 for the years ended December 31, 2016 and December 31, 2015, respectively.

Recently issued accounting standards, not yet adopted
aa.	Recently issued accounting standards, not yet adopted:

In May 2014, the FASB issued Accounting Standards Update 2014-09 ("ASU 2014-09") "Revenue from Contracts with Customers (Topic 606)". ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. Subsequently, the FASB issued several additional ASUs related to ASU. 2014-09, collectively they are referred to as the “new revenue standards,” which become effective for the Company beginning January 1, 2018. The Company has adopted the new revenue standards using the modified retrospective transition method.

The Company estimated its analysis of all potential impacts of the new revenue standards. The impacts mainly relate to arrangements that include term-based software licenses, allocation of transaction price to each performance obligation on a relative standalone selling price and capitalization of costs related to obtaining customer contracts. Based on work performed to date, on January 1, 2018 the Company expects to record a cumulative-effect of approximately $39 million attributed to Deferred Revenues and approximately $45 million attributed to costs related to obtaining customer contracts. These amounts will be recorded as adjustment to retained earnings. The impact derives from arrangements that based on "Revenue Recognition (Topic 605)" were to be recognized in future years during 2018 to 2022.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01"), which updates certain aspects of recognition, measurement, presentation and disclosure of financial instruments. ASU 2016-01 will be effective for the Company for interim and annual periods beginning on or after January 1, 2018. The Company expects no material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, "Leases" ("ASU 2016-02"). The updated standard aims to increase transparency and comparability among organizations by requiring lessees to recognize lease assets and lease liabilities on the balance sheet and requiring disclosure of key information about leasing arrangements. This update is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods; early adoption is permitted and modified retrospective application is required. The Company is currently evaluating the impact of adopting ASU 2016-02 on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, "Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments." The guidance addresses the classification of cash flow related to (1) debt prepayment or extinguishment costs, (2) settlement of zero-coupon debt instruments or other debt instruments with coupon rates that are insignificant in relation to the effective interest rate of the borrowing, (3) contingent consideration payments made after a business combination, (4) proceeds from the settlement of insurance claims, (5) proceeds from the settlement of corporate-owned life insurance, including bank-owned life insurance, (6) distributions received from equity method investees and (7) beneficial interests in securitization transactions. The guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance will generally be applied retrospectively and is effective for financial statements issued for annual reporting periods beginning after December 15, 2017. The Company expects no material impact on its statement of cash flows upon adoption.

In October 2016, the FASB issued Accounting Standards Update 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers Other than Inventory" ("ASU 2016-16"), which requires companies to recognize the income-tax consequences of an intra-entity transfer of an asset other than inventory. ASU 2016-16 will be effective for the Company for interim and annual periods beginning after December 15, 2017. The Company expects no material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04 "Intangibles - Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 eliminates step 2 of the goodwill impairment test, which requires the calculation of the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01 "Business Combinations (Topic 805): Clarifying the Definition of a Business" ("ASU 2017-01"), which provides guidance to evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. If substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single asset or a group of similar assets, the assets acquired (or disposed of) are not considered a business. ASU 2017-01 is effective for the Company for fiscal years beginning after December 15, 2017, including interim periods within those periods. The Company expects no material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments - Credit Losses (Topic 326)" ("ASU 2016-13"). The amendments in this update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be of greater use to users of the financial statements. ASU 2016-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still evaluating the effect that this guidance will have on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities". The objectives of this ASU are to improve the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements and to make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.